Shareholder Report, Holdings (Details) - Capital Group Core Balanced ETF	Dec. 31, 2025
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.36%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.93%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.65%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.49%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.82%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.19%
Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.35%
Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%